OTHER EXPENSES (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Other Income And Expenses [Line Items]
Legal settlement, net of legal cost		$ 31,000	[1]
Bargain purchase price related to the acquisition of Candela (see also Note 1b6)				(8,525)
Impairment of long lived assets (see also Note 2j)	3,370	123		1,319
Impairment of goodwill	450
Reevaluation of contingent consideration (see also Notes 1g, 1j and 4)	(1,836)	(8,830)		1,625
Impairment of investment in affiliated companies	200	9,387		850
Other	105	528		193
Total	$ 2,289	$ 32,208		$ (4,538)

[1]	On September 16, 2011, Syneron Inc., Candela, and Syneron Medical Ltd. entered into a comprehensive settlement agreement with Palomar and Massachusetts General Hospital ending the patent disputes on mutually agreeable terms. The comprehensive settlement agreement includes two Non-Exclusive Patent Licenses. Under the first agreement, Palomar granted Syneron Inc. and its Affiliates (including Syneron Medical Ltd. and Candela) a non-exclusive, worldwide, fully paid-up, and irrevocable license to the '568 and '844 Patents and foreign counterparts for their professional laser and lamp-based hair removal systems. Pursuant to this agreement, the Company paid Palomar $31,000, and Palomar received a royalty free license to certain Candela patents. Under the second agreement royalties will be paid according to certain levels of sales (refer to Note 15 a.3).